SHARE CAPITAL AND EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Earnings per share
Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2025	2024
Weighted average number of common shares outstanding	319,072,751	318,191,697
Effect of dilutive stock options and equity-settled share-based payments	645,501	—
Weighted average number of common shares outstanding for diluted earnings per share calculation	319,718,252	318,191,697